Selected Statements of Income Data (Details) - Schedule of research and development costs, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of research and development costs, net [Abstract]
Total costs	$ 12,091	$ 12,382	$ 9,362
Less - capitalized software costs	(3,302)	(4,143)	(3,666)
Research and development, net	$ 8,789	$ 8,239	$ 5,696